Investment in Affiliates, at Equity (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Investments in and Advances to Affiliates [Table Text Block]
Investments in corporate joint ventures and other companies in which we generally have a 20% to 50% ownership interest were as follows:

	December 31,
	2012	2011
Fuji Xerox	$1,317	$1,334
All other equity investments	64	61
Investments in Affiliates, at Equity	$1,381	$1,395

Equity Net Income in Unconsolidated Affiliates [Table Text Block]
Our equity in net income of our unconsolidated affiliates was as follows:

	Year Ended December 31,
	2012	2011	2010
Fuji Xerox	$139	$137	$63
Other investments	13	12	15
Total Equity in Net Income of Unconsolidated Affiliates	$152	$149	$78

Exchange rates for Equity Investments in Affiliates [Table Text Block]
Yen/U.S. Dollar exchange rates used to translate are as follows:

Financial Statement	Exchange Basis	2012	2011	2010
Summary of Operations	Weighted average rate	79.89	79.61	87.64
Balance Sheet	Year-end rate	86.01	77.62	81.66

Other Transactions with Equity Affiliates
Transactions with Fuji Xerox were as follows:

	Year Ended December 31,
	2012	2011	2010
Dividends received from Fuji Xerox	$52	$58	$36
Royalty revenue earned	132	128	116
Inventory purchases from Fuji Xerox	2,069	2,180	2,098
Inventory sales to Fuji Xerox	147	151	147
R&D payments received from Fuji Xerox	2	2	1
R&D payments paid to Fuji Xerox	15	21	30

Fuji Xerox [Member]
Schedule of Equity Method Investments [Line Items]
Schedule of Equity Method Investments
Condensed financial data of Fuji Xerox was as follows:

	Year Ended December 31,
	2012	2011	2010
Summary of Operations
Revenues	$12,633	$12,367	$11,276
Costs and expenses	11,783	11,464	10,659
Income before income taxes	850	903	617
Income tax expense	279	312	291
Net Income	571	591	326
Less: Net income - noncontrolling interests	6	5	5
Net Income - Fuji Xerox	$565	$586	$321
Balance Sheet
Assets:
Current assets	$5,154	$5,056	$4,884
Long-term assets	6,158	6,064	5,978
Total Assets	$11,312	$11,120	$10,862
Liabilities and Equity:
Current liabilities	$3,465	$3,772	$3,534
Long-term debt	1,185	817	1,260
Other long-term liabilities	917	700	707
Noncontrolling interests	27	25	22
Fuji Xerox shareholders' equity	5,718	5,806	5,339
Total Liabilities and Equity	$11,312	$11,120	$10,862